Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
California Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.55%	0.94%	[1]
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.45%	1.26%	2.63%
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.22%	1.15%	2.49%
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.22%	1.46%	2.58%

[1]	The California Customized Reference Benchmark commenced in September 2016 and therefore the California Customized Reference Benchmark does not have a return for the 10-year period.